Securities Act File No. 33-849
                                                Securities Act File No. 33-847
                                                Securities Act File No. 33-67852
                                                Securities Act File No. 33-56881
                                                Securities Act File No. 02-34552
                                                Securities Act File No. 33-91706
                                                Securities Act File No. 33-56094
                                                Securities Act File No. 02-91302
                                                Securities Act File No. 02-14767
                                                Securities Act File No. 02-48906
                                                Securities Act File No. 33-72226
                                                Securities Act File No. 33-05827

                            PILGRIM U.S. EQUITY FUNDS
                       PILGRIM INTERNATIONAL EQUITY FUNDS
                              PILGRIM INCOME FUNDS
                          PILGRIM EQUITY & INCOME FUNDS

                      Supplement dated January 22, 2001 to
                  the Class Q Prospectus dated November 1, 2000

1.   PROPOSED FUND REORGANIZATIONS.

     On November 2, 2000, the Board of Directors/Trustees of the Pilgrim Funds approved proposals to reorganize the following Disappearing Funds into the following Surviving Funds (the "Reorganizations"):

             DISAPPEARING FUND                       SURVIVING FUND
             -----------------                       --------------

    Pilgrim LargeCap Leaders Fund                 Pilgrim MagnaCap Fund
    Pilgrim MidCap Value Fund                     Pilgrim MagnaCap Fund
    Pilgrim Global Income Fund                    Pilgrim Strategic Income Fund
    Pilgrim Government Securities Income Fund     Pilgrim GNMA Income Fund

Each proposed Reorganization is subject to approval by shareholders of the Disappearing Fund. If shareholder approval is obtained, it is expected that the Reorganizations would take place in the first quarter of 2001.

2. CHANGE IN DESCRIPTION OF INVESTMENT STRATEGIES FOR PILGRIM LARGECAP GROWTH FUND, PILGRIM WORLDWIDE GROWTH FUND, PILGRIM INTERNATIONAL FUND, PILGRIM INTERNATIONAL CORE GROWTH FUND, AND PILGRIM EMERGING COUNTRIES FUND.

     Effective  November  2,  2000,  the  following   disclosure   replaces  the
disclosure under "Pilgrim LargeCap Growth Fund -- Investment Strategy" on page 16 of the Prospectus:

     The Fund normally invests at least 65% of its net assets in equity securities of large U.S. companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock, warrants, and convertible securities. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the S&P 500 Index. As of October 19th, 2000, this meant market capitalizations in the range of $10 billion to $571 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.
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     The  portfolio  managers  emphasize  a growth  approach  by  searching  for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both
     a  "bottom-up"   analysis  that  evaluates  the  financial   condition  and
     competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

     Effective  November  2,  2000,  the  following   disclosure   replaces  the
disclosure under "Pilgrim Worldwide Growth Fund -- Investment Strategy" on page 30 of the Prospectus:

     Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities.

     International Component. The portfolio managers primarily use a "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest at least 65% of the Fund's assets in companies which, based upon a fundamental analysis of a company's earning prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. They also use a "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.

     U.S.  Component.  The Fund normally  invests in equity  securities of large
     U.S. companies that the portfolio managers feel have above-average prospects for growth. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the S&P 500 Index. As of October 19th, 2000, this meant market capitalizations in the range of $10 billion to $571 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.

     The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach

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
     and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

     From time to time, the Adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the Adviser deems appropriate.

     Effective  November  2,  2000,  the  following   disclosure   replaces  the
disclosure under "Pilgrim International Fund -- Investment Strategy" on page 34 of the Prospectus:

     Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

     The portfolio managers primarily use "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

     Effective  November  2,  2000,  the  following   disclosure   replaces  the
disclosure under "Pilgrim International Core Growth Fund -- Investment Strategy" on page 36 of the Prospectus:

     Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

     In pursuing the Fund's investment strategy, the portfolio managers primarily use a "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest at least 65% of the Fund's assets in companies which, based upon a fundamental analysis of a company's earning prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis,

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
     the portfolio managers focus on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. They also use a "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.

     Effective  November  2,  2000,  the  following   disclosure   replaces  the
disclosure under "Pilgrim Emerging Countries Fund -- Investment Strategy" on page 40 of the Prospectus:

     The Fund invests at least 65% of its net assets in securities of issuers located in at least three countries with emerging securities markets. Countries with emerging securities markets are those countries which generally are considered to be emerging market countries by the international financial community.

     The Fund may invest up to 35% of its total assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.

     In selecting securities of issuers located in emerging market countries, the Adviser uses a "bottom-up" fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Adviser scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.

     In selecting stocks in developed markets, the portfolio managers seek the most attractive opportunities in such markets. For such securities, the portfolio managers use "bottom-up" analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In their conducting their fundamental analysis, the portfolio managers focus on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

     The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

3.   EXCHANGES.

     Effective November 6, 2000, the following disclosure supplements the disclosure under "Shareholder Guide -- Transaction Policies -- Exchanges" on page 62 of the Prospectus:

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
     You may also exchange shares of a Fund for shares of the same class of any ING Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

4.   CHANGE IN PORTFOLIO MANAGERS FOR PILGRIM MAGNACAP FUND.

     Effective  January  16,  2001,  the  following   disclosure   replaces  the
disclosure  under  "Management  of the Funds -- MagnaCap Fund" on page 65 of the
Prospectus:

     G. David Underwood, Senior Vice President and Senior Portfolio Manager for ING Pilgrim, has served as Portfolio Manager of MagnaCap Fund since January 2001, and as part of the portfolio management team that manages MagnaCap Fund since December 1996. Prior to joining ING Pilgrim in December 1996, Mr. Underwood Served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager.

5.   CHANGE IN PORTFOLIO MANAGER FOR LARGECAP GROWTH FUND.

     Effective January 16, 2001, the disclosure under "Management of the Funds -- LargeCap Growth Fund" on page 65 of the prospectus is deleted. The following disclosure replaces the disclosure under "Management of the Funds -- Growth Opportunities Fund, MidCap Opportunities Fund, MidCap Growth Fund" on page 64 of the prospectus:

     GROWTH OPPORTUNITIES FUND
     LARGECAP GROWTH FUND
     MIDCAP OPPORTUNITIES FUND
     MIDCAP GROWTH FUND

     The  following   individuals  share   responsibility   for  the  day-to-day
     management of the Growth Opportunities Fund, LargeCap Growth Fund, MidCap Opportunities Fund and MidCap Growth Fund:

     Mary Lisanti, Executive Vice President and Chief Investment Officer---Domestic Equities of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the fund was formed in August 1998, Growth Opportunities Fund since October 1998, MidCap Growth Fund since April 2000, and LargeCap Growth Fund since October 2000. Prior to joining the ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer---Domestic Equities with NorthStar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

     Jeffrey Bernstein, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the fund was formed in August 1998, Growth Opportunities Fund since October 1998, MidCap Growth Fund since April 2000. Mr. Bernstein has served as Co-Portfolio Manager of LargeCap Growth Fund since January 2001. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio

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
     manager at Northstar Investment Management Corp., which subsequently merged in ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.

6.   CHANGE IN PORTFOLIO MANAGER FOR WORLDWIDE GROWTH FUND

     Effective immediately, the following disclosure replaces the disclosure under "Management of the Funds -- Worldwide Growth Fund" on page 66 of the prospectus:

     Mary Lisanti, whose background is described above, has served as Senior Portfolio Manager of the domestic equity portion of the Worldwide Growth Fund's assets since October 1, 2000.

     Jeffrey Bernstein, whose background is described above, has served as Portfolio Manager of the domestic equity portion of the Worldwide Growth Fund's assets since January, 2001.

     Richard T. Saler, whose background is described above, has served as Senior Portfolio Manager of the international portion of the Worldwide Growth Fund's assets since October 1, 2000.

     Philip A. Schwartz, whose background is described above, has served as Senior Portfolio Manager of the international portion of the Worldwide Growth Fund's assets since October 1, 2000.

7.   CHANGE IN DESCRIPTION OF INVESTMENT STRATEGIES FOR PILGRIM GNMA INCOME FUND

     Effective immediately, the following disclosure will replace the disclosure under "Pilgrim GNMA Income Fund -- Investment Strategy" on page 44 of the
Prospectus:

     Under normal conditions, the Fund will invest at least 80% of the value of its total assets in GNMA (Ginnie Mae) Certificates. The remaining assets of the Fund will be invested in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury securities, and in securities issued by the following agencies and instrumentalities of the U.S.
     Government: the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund may invest in debt securities of any maturity, although the portfolio manager expects to invest in long-term debt instruments.

     Although FNMA and FHLMC are government-sponsored enterprises, their securities are not backed by the full faith and credit of the United States. Consequently, there are somewhat greater credit risks involved with investing in securities issued by those entities than in securities backed by the full faith and credit of the U.S. Government.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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